CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 8,766	$ 5,640
Short-term investments	1,002	14,598
Accounts receivable, net	559	729
Inventories	1,451	1,597
Prepaid expenses and other	473	701
Total current assets	12,251	23,265
Property and equipment, net	1,274	1,630
Goodwill	13,276	23,134
Intangible assets, net	223	334
Other	121	329
Total assets	27,145	48,692
Current liabilities
Accounts payable	561	940
Accrued expenses and other	2,502	2,664
Total current liabilities	3,334	3,604
Long-term liabilites	233	247
Convertible notes payable	8,250
Total liabilities	11,817	3,851
Commitments and contingencies (Note 9)
Stockholders' equity
Preferred stock, $0.01 par value; 20,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value; 120,000 shares authorized; 6,630 shares and 6,549 shares issued and outstanding at December 31, 2016 and December 31, 2015 respectively	7	7
Additional paid-in capital	229,341	226,822
Accumulated other comprehensive loss		(16)
Accumulated deficit	(214,020)	(181,972)
Total stockholders' equity	15,328	44,841
Total liabilities and stockholders' equity	$ 27,145	$ 48,692